Inventories, Net	12 Months Ended
Dec. 31, 2024
Inventories, Net [Abstract]
INVENTORIES, NET

6. INVENTORIES, NET

Inventories consisted of the following:

	As of December 31,
	2023	2024
	RMB	RMB
Raw materials	182,882	—
Finished goods	10,478,683	6,001,646
Less: allowance for provision	(677,465)	(1,281,842)
Inventories, net	9,984,100	4,719,804

The movement of the allowance for inventory valuation is as follows:

	For the Years Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Balance at the beginning of the year	(59,960)	(181,499)	(677,465)
Current year provision	(149,075)	(802,807)	(4,887,040)
Write-downs	27,536	306,841	4,282,663
Balance at the end of the year	(181,499)	(677,465)	(1,281,842)

Write-downs of RMB27,536, RMB306,841 and RMB4,282,663 were made to the inventories and recorded in cost of revenues for the years ended December 31, 2022, 2023 and 2024, respectively. Provisions of RMB149,075, RMB802,807 and RMB4,887,040 were made to the inventories for the year ended December 31, 2022, 2023 and 2024.

For the years ended December 31, 2022, 2023 and 2024, the Company received insurance proceeds of RMB0.5 million, nil and nil for claims of unharvested crop. These insurance proceeds are included as a reduction to “cost of revenues” in the consolidated statements of operations and comprehensive loss.